Other gains, net - Summary of Other (losses)/gains, net (Parenthetical) (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of other gains net [line items]
Sharing of ADS service fee	¥ 30	¥ 34
Gain on deemed disposal of investments		¥ 2,373
Consortium concerto
Disclosure of other gains net [line items]
Effective equity interest				10.00%
Universal Music Group
Disclosure of other gains net [line items]
Effective equity interest			2.00%	20.00%